Unconsolidated Segment Results (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Net premiums and policy fees	$ 1,288,373	$ 1,049,157	$ 926,195
Interest and similar income, net	3,592,117	3,632,406	3,520,016
Change in fair value of assets and liabilities	921,265	(157,279)	(205,567)
Realized investment gains, net	188,297	227,701	113,393
Fee, commission, and other revenue	306,779	240,706	222,185
Total revenue (loss)	6,296,831	4,992,691	4,576,222
Benefits and expenses:
Net benefits and expenses	3,704,019	2,890,203	3,724,792
General and administrative and commission	1,641,635	1,505,479	1,593,563
Change in deferred acquisition costs, net	206,699	684,350	(735,151)
Total benefits and expenses	5,552,353	5,080,032	4,583,204
Pretax (loss) income	744,478	(87,341)	(6,982)
Operating Segments | Annuities
Revenue:
Net premiums and policy fees	1,050,072	821,192	705,258
Interest and similar income, net	3,464,951	3,514,953	3,418,279
Change in fair value of assets and liabilities	843,121	(169,234)	(198,571)
Realized investment gains, net	172,940	225,246	110,814
Fee, commission, and other revenue	239,692	189,120	149,516
Total revenue (loss)	5,770,776	4,581,277	4,185,296
Benefits and expenses:
Net benefits and expenses	3,378,366	2,656,502	3,535,771
General and administrative and commission	1,408,107	1,300,668	1,418,280
Change in deferred acquisition costs, net	264,068	729,277	(729,330)
Total benefits and expenses	5,050,541	4,686,447	4,224,721
Pretax (loss) income	720,235	(105,170)	(39,425)
Operating Segments | Life
Revenue:
Net premiums and policy fees	104,715	93,795	84,421
Interest and similar income, net	71,125	67,509	58,941
Change in fair value of assets and liabilities	77,920	12,125	(6,490)
Realized investment gains, net	2,227	1,387	1,537
Fee, commission, and other revenue	583	295	55
Total revenue (loss)	256,570	175,111	138,464
Benefits and expenses:
Net benefits and expenses	180,923	92,872	74,599
General and administrative and commission	136,417	118,602	74,851
Change in deferred acquisition costs, net	(71,632)	(58,368)	(22,646)
Total benefits and expenses	245,708	153,106	126,804
Pretax (loss) income	10,862	22,005	11,660
Operating Segments | Questar
Revenue:
Interest and similar income, net	(16)	(20)	(39)
Realized investment gains, net	8
Fee, commission, and other revenue	93,485	72,917	69,951
Total revenue (loss)	93,477	72,897	69,912
Benefits and expenses:
General and administrative and commission	110,633	90,580	87,050
Total benefits and expenses	110,633	90,580	87,050
Pretax (loss) income	(17,156)	(17,683)	(17,138)
Operating Segments | Legacy
Revenue:
Net premiums and policy fees	133,586	134,170	136,516
Interest and similar income, net	56,057	49,964	42,835
Change in fair value of assets and liabilities	224	(170)	(506)
Realized investment gains, net	13,122	1,068	1,042
Fee, commission, and other revenue	6,207	7,594	8,215
Total revenue (loss)	209,196	192,626	188,102
Benefits and expenses:
Net benefits and expenses	144,730	140,829	114,422
General and administrative and commission	19,666	24,849	18,934
Change in deferred acquisition costs, net	14,263	13,441	16,825
Total benefits and expenses	178,659	179,119	150,181
Pretax (loss) income	30,537	13,507	37,921
Eliminations
Revenue:
Fee, commission, and other revenue	(33,188)	(29,220)	(5,552)
Total revenue (loss)	(33,188)	(29,220)	(5,552)
Benefits and expenses:
General and administrative and commission	(33,188)	(29,220)	(5,552)
Total benefits and expenses	$ (33,188)	$ (29,220)	$ (5,552)